Label	Element	Value
T. Rowe Price Extended Equity Market Index Fund
Risk/Return:	rr_RiskReturnAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement to Prospectus and Summary Prospectus Dated May 1, 2021

The fund currently pays T. Rowe Price an annual all-inclusive management fee of 0.35% based on the fund’s average daily net assets. The management fee is calculated and accrued daily, and it includes investment management services and ordinary, recurring operating expenses, but does not cover interest; expenses related to borrowings, taxes, and brokerage and other transaction costs; or nonrecurring, extraordinary expenses.

Effective August 1, 2021, the fund will begin paying T. Rowe Price an annual investment management fee of 0.09% based on the fund’s average daily net assets and the fund will bear its own operating expenses, subject to certain limitations. Also effective August 1, 2021, T. Rowe Price has agreed to limit the fund’s total expense ratio to no more than 0.25% of the fund’s average daily net assets, through at least April 30, 2024, and T. Rowe Price has agreed to a permanent expense limitation that will not expire limiting the fund’s total expense ratio to no more than 0.35% of the fund’s average daily net assets.

Effective August 1, 2021, the fee table and expense example in the summary prospectus and section 1 of the prospectus will be revised as follows:

T. Rowe Price Extended Equity Market Index Fund | Extended Equity Market Index Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum account fee	rr_MaximumAccountFee	$ 20	[1]
Management fees	rr_ManagementFeesOverAssets	0.09%	[2]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.16%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.25%	[2]
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Restated to reflect current fees.
1 Year	rr_ExpenseExampleYear01	$ 26
3 Years	rr_ExpenseExampleYear03	80
5 Years	rr_ExpenseExampleYear05	141
10 Years	rr_ExpenseExampleYear10	$ 318

[1]	Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.
[2]	Restated to reflect current fees.